Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent events

Reverse Merger Transaction

Effective May 7, 2012, the Company entered into a series of transactions pursuant to which it acquired an operating business Vampt Beverage USA, Corp, (“Vampt”), by completing a statutory merger under the Nevada Revised Statutes (the “Merger”). The Merger was agreed to under a plan of merger and merger agreement dated December 8, 2011 among the Company and Vampt. The Merger was effected by converting all of the issued and outstanding common stock in the capital of Vampt and common share purchase warrants into the equivalent securities in the Company at a ratio of three-quarters of a Company security for every 1 Vampt security issued and at a price of less than $0.50 per share, and at a ratio of 1 the Company security for every 1 Vampt security issued at a price of $0.50 or more, and outstanding as of the effective time of the Merger. A total of 10,568,751 Company common shares and Company warrants to purchase up to an additional 476,250 Company common shares at a price of $0.75 per share until October 15, 2014 were issued, representing 60.4% of the total common shares of Vampt on a fully diluted basis taking into account the additional subscriptions received by Vampt, but not issued out of treasury as at June 30, 2012. The warrants issued by the Company are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate changes. As a result of the Merger, Vampt became a controlled majority-owned subsidiary of the Company. Vampt has one wholly-owned subsidiary, Vampt Brewing Company Limited.

Prior to and after completing the Merger, Vampt entered into subscription agreements granting subscribers the right to purchase 8,230,363 common shares and 4,073,158 warrants, options and convertible debt, representing 39.6% of the issued and outstanding securities of Vampt on a fully diluted basis. These securities had not been converted into securities of the Company as of June 30, 2012.

The Company also created a class of Series A Preferred Stock (the “Preferred Shares”) pursuant to the Merger. A total of 100 Preferred Shares (100%) were issued to Ian Toews, the former principal shareholder of Vampt who is now the Chief Executive Officer and a Director of the Company, under the Merger Agreement. The Preferred Shares carry the right for the holder to appoint two directors to the Company’s board of directors for a period of 3 years after the effective time of the Merger and the right to receive 10% of the consideration tendered in the event of any take-over or buy-out of the Company.

Effective June 19, 2012, pursuant to the Merger the Company changed its name from “Coronado Corp.” to “Vampt America Inc.”

Based on the unaudited balance sheet of the Company pre-Merger, the net assets at estimated fair market value that were combined in the Merger were as follows:

Cash	$47,425
Current liabilities	$21,308
Net assets acquired	$26,117

Notes Payable

On April 11, 2012, the Company negotiated a Loan Transfer, Guarantee and Warrant Agreement (the “Loan Agreement”) which amended and modified the terms of the original agreement entered in August 11, 2011. The following terms were amended:

●	Vampt has replaced Vampt Beverage Corp. (“Vampt Canada”) as co-debtor with Vampt Brewing

●	The term of the loan will be extended to March 31, 2014

●	The facility will be reduced to $1,200,000

●	Any warrants of Vampt Canada previously earned by the lenders shall now receive 1,200,000 warrants of the Company exercisable at $0.75 with an expiration date of March 31, 2014 and 750,000 warrants exercisable at $0.17, with an expiration date of March 31, 2014

The Company evaluated the amended and modified terms under Accounting Standards Codification (“ASC”) 470-60 “Troubled Debt Restructurings”. Because the lenders did not grant a concession on this outstanding loan, the transaction was not accounted for as troubled debt restructuring. Consequently, the Company evaluated these transactions under ASC 470-50 “Debtor’s Accounting for a Modification or Exchange of Debt Instruments” to determine if the modification was substantial. Because the change in the present value of the future cash flows between the original debt and the amended debt was greater than 10%, the debt modification was determined to be substantial and accordingly the debt was extinguished. As a result, the Company recorded the incremental fair value of the warrants granted in the transaction of $457,777 as a loss on debt extinguishment during the six months ended June 30, 2012. As of June 30, 2012, the Company owed $546,683 under the amended note.

The Company paid legal fees of $34,040 to facilitate this transaction. The amount has been capitalized as a deferred financing cost and $3,952 has been amortized into interest expense as of June 30, 2012.

During the quarter ended June 30, 2012, the Company received advances of $129,131 from a related party that bear interest at 12%, are unsecured and due on demand. $68,503 was repaid on these advances during the same quarter.

Convertible Debt

In June 2012, the Company received $330,000 and in July 2012 the Company received $100,000 as convertible debentures (the “Debentures”) bearing 9% interest per annum due October 1, 2013. The Debentures are convertible as to principal and interest at any time at the holder’s election into common stock of the Company at a price of $0.80 per share. Each debenture holder received a warrant representing one half warrant for every $0.80 of debenture subscribed to and allows the holder to purchase a common share of the Company at a price of $1.00 per each two half warrants. The warrants expire January 1, 2014. As at June 30, 2012, there was a total of $330,000 debentures subscribed to and issued and 412,500 half warrants issued.

The Company evaluated the embedded conversion features within the convertible debt under ASC 815 “Derivatives and Hedging” and determined the embedded conversion feature should be classified in equity. Additionally, the instruments were evaluated under ASC 470-20 “Debt with Conversion and Other Options” for consideration of any beneficial conversion feature. The Company determined the instruments had no intrinsic value and therefore no discount was recorded for a beneficial conversion feature.

The Company recognized a debt discount of $8,919 for the relative fair value of the warrants granted in the transaction.

Capital Stock

Subsequent to March 31, 2012, the Company issued 10,011,547 shares for cash at prices ranging from $0.0001 to $0.75 per share for total proceeds of $83,424.

On April 30, 2012, the Company engaged a consultant for the purpose of providing advisory services regarding marketing and strategic issues to and on behalf of the Company, on a non-exclusive, non-full time basis. As compensation for those services, the consultant will receive 3,500,000 stock options (the “Options”) of Vampt. The Options are exercisable at $0.50 per share and expire April 30, 2019. The Options vest as follows:

●	40% of the Options will vest and become exercisable 90 days from the date of the agreement;

●	An additional 20% of the Options will vest on the first anniversary of the agreement;

●	An additional 20% of the Options will vest on the second anniversary of the agreement;

●	The final 20% of the Options will vest on the third anniversary of the agreement.

The options were valued using the Black-Scholes-pricing model. Significant assumptions used in the valuation include the following:

Expected term: 6.8 years

Expected volatility: 63.55%

Risk free interest rate: 1.11%

Expected dividend yield 0%

The grant date fair value of the options were determined to be $1,237,966.